Other non-current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other non-current liabilities
Advances received on contracts	€ 0	€ 0	€ 1,500
Provisions	1,430	1,611	667
Other	315	0	0
Total	€ 1,745	€ 1,611	€ 2,167